Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share year	Oct. 31, 2017 USD ($) share	Oct. 31, 2016 USD ($) share
Statements Line Items
Number of stock options outstanding | share	6,250,000	6,595,000	4,395,000
Exercise price | $	$ 0.29	$ 0.37	$ 0.45
Weighted average remaining contractual life of outstanding share options | year	3.1
February 10, 2014 [Member]
Statements Line Items
Number of stock options outstanding | share	350,000
Exercise price | $	$ 0.85
Weighted average remaining contractual life of outstanding share options | year	0.3
Expiry date of stock options outstanding	10-Feb-19
April 25, 2014 [Member]
Statements Line Items
Number of stock options outstanding | share	170,000
Exercise price | $	$ 0.64
Weighted average remaining contractual life of outstanding share options | year	0.5
Expiry date of stock options outstanding	25-Apr-19
June 4, 2015 [Member]
Statements Line Items
Number of stock options outstanding | share	300,000
Exercise price | $	$ 0.49
Weighted average remaining contractual life of outstanding share options | year	1.6
Expiry date of stock options outstanding	4-Jun-20
August 20, 2015 [Member]
Statements Line Items
Number of stock options outstanding | share	940,000
Exercise price | $	$ 0.46
Weighted average remaining contractual life of outstanding share options | year	1.8
Expiry date of stock options outstanding	20-Aug-20
September 30, 2015 [Member]
Statements Line Items
Number of stock options outstanding | share	250,000
Exercise price | $	$ 0.40
Weighted average remaining contractual life of outstanding share options | year	1.9
Expiry date of stock options outstanding	30-Sep-20
December 30, 2016 [Member]
Statements Line Items
Number of stock options outstanding | share	2,040,000
Exercise price | $	$ 0.25
Weighted average remaining contractual life of outstanding share options | year	3.2
Expiry date of stock options outstanding	30-Dec-21
June 29, 2018 [Member]
Statements Line Items
Number of stock options outstanding | share	2,200,000
Exercise price | $	$ 0.10
Weighted average remaining contractual life of outstanding share options | year	4.7
Expiry date of stock options outstanding	29-Jun-23